Acquisitions and Deconsolidation of Subsidiary (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2013 Aws Entities [Member]	Apr. 15, 2013 Aws Entities [Member]
Allocation of final purchase price to assets and liabilities
Current assets			$ 474,732		$ 5,801,858		$ 798,135		$ 2,676,922
Goodwill			4,002,654		10,474,212		4,863,149		2,249,477
Intangible assets:
Customer list/relationships			1,790,048		3,309,143		1,967,000		3,381,000
URL's			2,552		2,552
Tradenames			347,182		2,888,382		361,000		884,000
Non-competes			79,670		116,047				371,000
Property and equipment			14,224		75,849		185,271		207,566
Deposits					12,227		63,493
Other assets	804,618	232,067							9,832
Current liabilities			(254,807)		(1,053,398)		(1,135,872)		(1,019,700)
Notes payable-bank							(392,259)
Notes payable - related party							(8,700)
Notes payable - other							(50,167)
Long-term deferred tax liability			(969,883)		(4,305,400)
Total allocation of purchase consideration			$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,651,050	$ 6,651,050	$ 8,760,097	$ 8,760,097